PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS - Changes in Actuarial Assumptions in Relation to Prior Year (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS
Defined benefit liability	R$ 668,481	R$ 522,105	R$ 318,629
Post-retirement pension plans
PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS
Defined benefit liability	68,368	67,148	54,026
Post-retirement health plans
PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS
Defined benefit liability	600,113	454,957	264,603
Defined benefit liability
PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS
Defined benefit liability	3,324,512	2,912,227	2,531,508
Difference from change in actuarial assumptions	148,072
Defined benefit liability | Post-retirement pension plans
PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS
Defined benefit liability	2,011,355	1,861,651	1,763,866
Difference from change in actuarial assumptions	29,270
Defined benefit liability | Post-retirement health plans
PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS
Defined benefit liability	1,313,157	R$ 1,050,576	R$ 767,642
Difference from change in actuarial assumptions	118,802
Based on prior-year actuarial assumptions | Defined benefit liability
PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS
Defined benefit liability	(3,176,440)
Based on prior-year actuarial assumptions | Defined benefit liability | Post-retirement pension plans
PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS
Defined benefit liability	(1,982,085)
Based on prior-year actuarial assumptions | Defined benefit liability | Post-retirement health plans
PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS
Defined benefit liability	R$ (1,194,355)